Pension Plan and Employee Benefits - Narrative (Q1) (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 12, 2019	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discretionary contribution	$ 12,300,000	$ 12,300,000			$ 12,250,000	$ 0
Pension contributions required through 2024			$ 66,500,000		61,800,000
Expected contributions in 2020			15,500,000
Defined benefit plan contributions by employer			4,870,000	$ 2,952,000	12,175,000	18,835,000	$ 16,560,000
Other Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Discretionary contribution					0	0
Defined benefit plan contributions by employer			1,257,000	643,000	2,858,000	2,920,000	2,965,000
Assets held-in-trust, noncurrent			0		0
SERP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer			1,545,000	1,295,000	5,040,000	6,372,000	5,963,000
Cleco Power | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discretionary contribution					83,000,000
Cleco Power | Other Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer			1,200,000	700,000	3,100,000	3,300,000	3,300,000
Cleco Power | SERP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer			200,000	300,000	800,000	1,400,000	1,300,000
Other Subsidiaries | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer			$ 400,000	$ 500,000	$ 2,200,000	$ 2,000,000	$ 1,800,000